provisions (Tables)	12 Months Ended
Dec. 31, 2023
provisions
Schedule of other provisions

			Written put
	Asset		options and
	retirement	Employee-	contingent
(millions)	obligations	related	consideration	Other	Total
Balance as at January 1, 2022	$501	$66	$203	$100	$870
Additions [1]	140	94	30	162	426
Reversals	(21)	(1)	(80)	(16)	(118)
Uses	(10)	(75)	(2)	(100)	(187)
Interest effects [2]	(294)	—	6	—	(288)
Effects of foreign exchange, net	—	—	—	1	1
Balance as at December 31, 2022	316	84	157	147	704
Additions	36	547	288	230	1,101
Reversals	—	(12)	(68)	(8)	(88)
Uses [3]	(10)	(400)	(110)	(180)	(700)
Interest effects [2]	36	—	17	—	53
Effects of foreign exchange, net	—	—	(8)	(1)	(9)
Balance as at December 31, 2023	$378	$219	$276	$188	$1,061
Current	$24	$215	$—	$78	$317
Non-current	354	4	276	110	744
Balance as at December 31, 2023	$378	$219	$276	$188	$1,061

1	For the year ended December 31, 2022, asset retirement obligations included $28 for the removal of specified telecommunications infrastructure equipment as required by Innovation, Science and Economic Development Canada
2	The difference of $23 (2022 – $(308)) between the asset retirement obligation interest effects in this table and the amount disclosed in Note 9 is a result of the change in the discount rates applicable to the provision, with such difference included in the cost of the associated asset(s) by way of being included with (netted against) the additions detailed in Note 17.
3	Written put options and contingent consideration uses include $54 from the issuance of Common Shares.